Equity Incentive Plants - Summary of non-vested restricted share options (Table) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Unvested at the beggining of period	364,001	460,190	335,329
Unvested at the beggining of period	$ 20.11	$ 19.38	$ 10.65
Granted	945,000	1,081,500	810,000
Granted	$ 24.73	$ 18.62	$ 25.69
Vested	(950,210)	(1,177,689)	(685,139)
Vested	$ 22.87	$ 18.46	$ 22.57
Unvested at end of period	358,791	364,001	460,190
Unvested at end of period	$ 24.97	$ 20.11	$ 19.38